UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
	    		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		May 15, 2007

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		39
Form 13F Information Table Value Total:		$3,663,576

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
Altria Group Inc              COMMON     02209S103    223916 2550000 SH      DEFINED   01    2550000
Apollo Group Inc               CL A      037604105     31770  723681 SH        SOLE           723681
AT&T Inc                      COMMON     00206R102      2387   60541 SH      DEFINED   01      60541
Bally Total Fitness Hldg      COMMON     05873K108         8   12905 SH      DEFINED   01      12905
BB&T Corp                     COMMON     054937107      1443   35173 SH        SOLE            35173
Boston Scientific Corp        COMMON     101137107    46220331788400 SH      DEFINED   01   31788400
Cablevision Sys Cor            CL A      12686C109     38342 1260000 SH      DEFINED   01    1260000
Conexant Systems Inc          COMMON     207142100      1434  869338 SH        SOLE           869338
Constellation Energy Grou     COMMON     210371100    119426 1373500 SH      DEFINED   01    1373500
Credence Sys Corp             COMMON     225302108       195   58916 SH        SOLE            58916
CVS Corp                      COMMON     126650100    326848 9573742 SH      DEFINED   01    9573742
Dynegy Inc                     CL A      26816Q101       175   18890 SH      DEFINED   01      18890
Freeport-McMoran Copper        CL B      35671D857    160136 2419337 SH      DEFINED   01    2419337
General Electric Co           COMMON     369604103     12074  341453 SH        SOLE           341453
Houston Expl Co               COMMON     442120101    148363 2750000 SH      DEFINED   01    2750000
Intralase Corp                COMMON     461169104     24980 1000000 SH      DEFINED   01    1000000
Juniper Networks Inc          COMMON     48203R104     28008 1423169 SH        SOLE          1423169
K & F Inds Hldgs Inc          COMMON     482241106     84593 3141200 SH      DEFINED   01    3141200
Kinross Gold Corp             COMMON     496902404    21551815602763 SH      DEFINED   01   15602763
Lear Corp                     COMMON     521865105     36510 1000000 SH      DEFINED   01    1000000
LSI Logic Corp                COMMON     502161102    29279828045808 SH      DEFINED   01   28045808
Manulife Finl Corp            COMMON     56501R106     11291  328208 SH        SOLE           328208
Mirant Corp              W Exp 1/3/11    60467R118     31700  783500 SH      DEFINED   01     783500
Mirant Corp                   COMMON     60467R100    44506011000000 SH      DEFINED   01   11000000
Monogram Biosciences Inc      COMMON     60975U108       359  185299 SH      DEFINED   01     185299
Nasdaq Stock Market Inc       COMMON     631103108     36174 1230000 SH      DEFINED   01    1230000
Open Text Corp                COMMON     683715106      1781   81106 SH        SOLE            81106
Portland General Elec Co      COMMON     736508847      1010   34592 SH      DEFINED   01      34592
Simon Ppty Group Inc          COMMON     828806109      3695   33214 SH        SOLE            33214
Sl Green Rlty Corp            COMMON     78440X101       302    2200 SH      DEFINED   01       2200
Talx Corp                     COMMON     874918105     82825 2500000 SH      DEFINED   01    2500000
Telus Corp                NON VTG SHARES 87971M202    199208 3989700 SH      DEFINED   01    3989700
Thermo Fisher Scientific      COMMON     883556102    184893 3954938 SH      DEFINED   01    3954938
Todco                         COMMON     88889T107     20254  502200 SH      DEFINED   01     502200
Tronox Inc                     CL B      897051207     18766 1342361 SH      DEFINED   01    1342361
TXU Corp                      COMMON     873168108    128200 2000000 SH      DEFINED   01    2000000
USG Corp                      COMMON     903293405     23326  499700 SH      DEFINED   01     499700
Webex Communications Inc      COMMON     94767L109    261703 4602580 SH      DEFINED   01    4602580
Yamana Gold Inc               COMMON     98462Y100      1902  131339 SH      DEFINED   01     131339

                                                     3663576